COMMON AND PREFERRED STOCK (Details 3)	3 Months Ended
Mar. 31, 2024 $ / shares shares
COMMON AND PREFERRED STOCK
Two Number of Warrants Outstanding, Ending | shares	10,122,313
Two Weighted Average Exercise Price of Warrants, Beginning	$ 11.50
Two Weighted Average Exercise Price of Warrants, Granted	0
Two Weighted Average Exercise Price of Warrants, Exercised	0
Two Weighted Average Exercise Price of Warrants, expired	0
Two Weighted Average Exercise Price of Warrants, Ending	$ 11.50
One Weighted Average Remaining Life of Warrants in Years, Beginning	9 years 8 months 12 days
Two Preferred Stock Warrants Outstanding, Beginning | shares	10,122,313
One Weighted Average Remaining Life of Warrants in Years, Ending	9 years 4 months 24 days